Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Stated value	$ 155,698	$ 154,895
Common Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares (in Shares)	74,252,460	74,252,460
Stated value	$ 26,580	$ 26,580
Voting Participating Preferred Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares (in Shares)	7,034,444	7,034,444
Stated value	$ 48,246	$ 48,246
Non-Voting Participating Preferred Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares (in Shares)	38,508,117	38,477,137
Stated value	$ 80,862	$ 80,059
Director Voting Preferred Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares (in Shares)	1,000	1,000
Stated value	$ 10	$ 10